Fair value measurements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Derivative liabilities, beginning	$ 44	$ 0
Fair value of the derivative instrument (conversion option)	0	258
Gain on derivative recognized as a separate line in the statement of loss	(44)	(214)	$ 0
Derivative liabilities, ending	$ 0	$ 44	$ 0